Auditor's Remuneration - Schedule of Auditor Remuneration (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Total remuneration	$ 743	$ 679	$ 1,050
Pricewaterhouse Coopers Australia [Member]
Statement Line Items [Line Items]
Audit fees			477
Taxation fees			33
Other		10	403
Total remuneration		10	913
Network firms of Pricewaterhouse Coopers Australia [Member]
Statement Line Items [Line Items]
Taxation fees			137
BDO Audit Pty Ltd Australia [Member]
Statement Line Items [Line Items]
Audit fees	593	403
Other	150	266
Total remuneration	$ 743	$ 669	$ 1,050